DEBT (Details - Debt maturity)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Future maturity of debt due 2022	$ 759,275
Future maturity of debt due 2023	179,534
Future maturity of debt due 2024	27,724
Total future payments	966,533
Less: discount	0
Total debt	$ 966,533